Business and Basis of Presentation (Summary Of Adoption Of New Guidance On Unaudited Interim Consolidated Statement For Financial Position) (Details) - USD ($) $ in Thousands		Jan. 01, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs			$ 351,874	[1]	$ 308,744	[1]	$ 244,218	$ 224,425	$ 178,813
Reinsurance recoverables			3,098,248		3,175,195
Income tax assets	[1]		67,615		22,153
Market risk benefit assets	[1]		558,624		940,706
Other assets	[1]		48,391		48,867
TOTAL ASSETS			20,596,445		25,036,946
Policyholders' account balances			2,774,315		2,699,934
Future policy benefits	[1]		2,130,042		2,361,123
Market risk benefits liabilities	[1]		558,624		940,706
Other Liabilities	[1]		172,305		201,033
Total Liabilities			19,569,790		24,127,595
Retained earnings	[1]		285,433		355,262
Accumulated other comprehensive income (loss)	[1]		(36,190)		101,987
Total equity			1,026,655		909,351
TOTAL LIABILITIES AND EQUITY			20,596,445		25,036,946
As Previously Reported
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs			364,494		290,299			$ 224,425
Reinsurance recoverables			3,258,526		3,601,212
Income tax assets			67,126		5,842
Market risk benefit assets			0		0
Other assets			16,207		17,581
TOTAL ASSETS			20,178,046		24,456,215
Policyholders' account balances			2,763,730		2,608,640
Future policy benefits			2,303,407		2,757,941
Market risk benefits liabilities			0		0
Other Liabilities			147,908		194,123
Total Liabilities			19,149,549		23,485,503
Retained earnings			439,236		387,957
Accumulated other comprehensive income (loss)			(188,151)		130,653
Total equity			1,028,497		970,712
TOTAL LIABILITIES AND EQUITY			20,178,046		24,456,215
Effect of Change
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred policy acquisition costs			(12,620)		18,445		21,714
Reinsurance recoverables			(160,278)		(426,017)
Income tax assets			489		16,311
Market risk benefit assets			558,624		940,706
Other assets			32,184		31,286
TOTAL ASSETS			418,399		580,731
Policyholders' account balances			10,585		91,294
Future policy benefits			(173,365)		(396,818)
Market risk benefits liabilities			558,624		940,706
Other Liabilities			24,397		6,910
Total Liabilities			420,241		642,092
Retained earnings			(153,803)		(32,695)
Accumulated other comprehensive income (loss)			151,961		(28,666)
Total equity		$ (2,000)	(1,842)		(61,361)		$ (67,000)
TOTAL LIABILITIES AND EQUITY			$ 418,399		$ 580,731

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.